Goodwill and intangible assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill, Gross	$ 19,035	$ 534
Accumulated Amortization, Goodwill	(544)	(534)
Goodwill, Impaired, Accumulated Impairment Loss	0	0
Intangible Assets, Net (Including Goodwill)	18,491	0
Gross carrying amount	49,282	0
Accumulated amortization	(523)	0
Impairment	(7,170)	0
Intangible assets, net	41,589	0
Goodwill [Member]
Goodwill, Gross	544	534
Accumulated Amortization, Goodwill	(544)	(534)
Goodwill, Impaired, Accumulated Impairment Loss	0	0
Intangible Assets, Net (Including Goodwill)	0	0
Goodwill Eclat Acquisition [Member]
Goodwill, Gross	18,491	0
Accumulated Amortization, Goodwill	0	0
Goodwill, Impaired, Accumulated Impairment Loss	0	0
Intangible Assets, Net (Including Goodwill)	18,491	0
Research and Development In Process [Member]
Gross carrying amount	47,309	0
Accumulated amortization	0	0
Impairment	(7,170)	0
Intangible assets, net	40,139	0
Licensing Agreements [Member]
Gross carrying amount	1,973	0
Accumulated amortization	(523)	0
Impairment	0	0
Intangible assets, net	$ 1,450	$ 0